Note B - Summary of Significant Accounting Policies (Detail) (USD $)	9 Months Ended
Dec. 31, 2012
Business Combination, Acquisition Related Costs (in Dollars)	$ 227,000
Cash, FDIC Insured Amount (in Dollars)	250,000
Advertising Expense (in Dollars)	92,000
Commitments and Contingencies (in Dollars)	100,000
Maximum Percentage Of Gross Offering Proceeds	0.75%
Number of Reportable Segments	2
Number of Operating Segments	1
Potential Maximum Liability For Organization And Offering Cost [Member]
Maximum Percentage Of Gross Offering Proceeds	0.75%
Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives	3
Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives	40
Deferred Cost [Member]
Deferred Offering Costs (in Dollars)	$ 2,100,000